Transition Period Comparative Data (Details) - Schedule of table presents certain consolidated financial information (Parentheticals) - USD ($)	10 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Schedule Of Table Presents Certain Consolidated Financial Information Abstract
Compensation and related expenses	$ 2,871,721
Professional and consulting expenses	1,862,709
Professional and consulting expenses - related party	1,356,507
Product development expense	$ 3,036,286	$ 360,000